Derivative Financial Instruments - Summary of Cross Currency Swap Contracts (Detail) - Participating cross currency swap contracts [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Opening balance	₺ 950,862	₺ 382,054
Cash flow effect	(612,466)
Fair value gains recognized in profit or loss	314,746	568,808
Closing balance	₺ 653,142	₺ 950,862